Deposits and obligations (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Deposits and Obligations
(a)	This caption is made up as follows:

	2020	2019
	S/(000)	S/(000)
Saving deposits	17,852,282	11,384,876
Demand deposits	13,832,262	11,716,035
Time deposits (e)	13,534,993	13,053,033
Compensation for service time (c)	1,923,698	1,933,052
Other obligations	6,040	6,228

Total	47,149,275	38,093,224

Summary of Time Deposits Classified By Maturity
(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2020 and 2019:

	2020	2019
	S/(000)	S/(000)
Up to 1 month	6,983,091	4,698,615
From 1 to 3 months	2,208,207	2,171,194
From 3 months to 1 year	3,531,496	5,235,906
From 1 to 5 years	539,586	812,719
Over 5 years	272,613	134,599

Total	13,534,993	13,053,033